UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aull & Monroe Investment Management Corp.
Address: 3605 Springhill Business Park Ste A
         Mobile, AL  36608

13F File Number:  028-12068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jamie L. Thuss
Title:     VP/Chief Compliance Officer
Phone:     (251) 342-3339

Signature, Place, and Date of Signing:

      /s/ Jamie L. Thuss     Mobile, AL     April 21, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $129,320 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2396    43461 SH       SOLE                    43461        0        0
AMERICAN INTL GROUP INC        COM              026874107     1423    32900 SH       SOLE                    32900        0        0
AMERICAN SELECT PORTFOLIO IN   COM              029570108      277    23850 SH       SOLE                    23850        0        0
AMGEN INC                      COM              031162100     1089    26055 SH       SOLE                    26055        0        0
AT&T INC                       COM              00206R102     5340   139429 SH       SOLE                   139429        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2118    49970 SH       SOLE                    49970        0        0
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101      307    13944 SH       SOLE                    13944        0        0
BANCTRUST FINANCIAL GP         COM              05978R107      312    29009 SH       SOLE                    29009        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3708    97796 SH       SOLE                    97796        0        0
BB&T CORP                      COM              054937107     1046    32625 SH       SOLE                    32625        0        0
BOEING CO                      COM              097023105     2138    28744 SH       SOLE                    28744        0        0
BP PLC                         SPONSORED ADR    055622104     1498    24711 SH       SOLE                    24711        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      623    29233 SH       SOLE                    29233        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1875    20325 SH       SOLE                    20325        0        0
CATERPILLAR INC DEL            COM              149123101     4203    53690 SH       SOLE                    53690        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1216    52278 SH       SOLE                    52278        0        0
CITIGROUP INC                  COM              172967101      680    31748 SH       SOLE                    31748        0        0
COACH INC                      COM              189754104      377    12532 SH       SOLE                    12532        0        0
COLGATE PALMOLIVE CO           COM              194162103     2784    35738 SH       SOLE                    35738        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103     1583    75733 SH       SOLE                    75733        0        0
CONAGRA FOODS INC              COM              205887102     2071    86504 SH       SOLE                    86504        0        0
CONOCOPHILLIPS                 COM              20825C104     1605    21058 SH       SOLE                    21058        0        0
COVIDIEN LTD                   COM              G2552X108      732    16543 SH       SOLE                    16543        0        0
DEERE & CO                     COM              244199105     2015    25050 SH       SOLE                    25050        0        0
DISNEY WALT CO                 COM DISNEY       254687106      688    21927 SH       SOLE                    21927        0        0
DONNELLEY R R & SONS CO        COM              257867101      733    24162 SH       SOLE                    24162        0        0
DUKE ENERGY CORP NEW           COM              26441C105     3804   213111 SH       SOLE                   213111        0        0
EMERSON ELEC CO                COM              291011104     1275    24764 SH       SOLE                    24764        0        0
ENERGYSOUTH INC                COM              292970100     4660    89271 SH       SOLE                    89271        0        0
EXELON CORP                    COM              30161N101      953    11726 SH       SOLE                    11726        0        0
EXXON MOBIL CORP               COM              30231G102     1738    20543 SH       SOLE                    20543        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206     1801    61275 SH       SOLE                    61275        0        0
FPL GROUP INC                  COM              302571104     2506    39930 SH       SOLE                    39930        0        0
GENERAL ELECTRIC CO            COM              369604103     7402   200003 SH       SOLE                   200003        0        0
HEINZ H J CO                   COM              423074103      782    16651 SH       SOLE                    16651        0        0
HOME DEPOT INC                 COM              437076102     2016    72081 SH       SOLE                    72081        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2670    23189 SH       SOLE                    23189        0        0
JOHNSON & JOHNSON              COM              478160104     5500    84787 SH       SOLE                    84787        0        0
JP MORGAN CHASE & CO           COM              46625H100     1867    43470 SH       SOLE                    43470        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     2143    39180 SH       SOLE                    39180        0        0
KRAFT FOODS INC                CL A             50075N104      773    24925 SH       SOLE                    24925        0        0
LILLY ELI & CO                 COM              532457108      774    14994 SH       SOLE                    14994        0        0
LOWES COS INC                  COM              548661107      367    15996 SH       SOLE                    15996        0        0
MERCK & CO INC                 COM              589331107      912    24050 SH       SOLE                    24050        0        0
MICROSOFT CORP                 COM              594918104      756    26642 SH       SOLE                    26642        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     2171    46002 SH       SOLE                    46002        0        0
PEPSICO INC                    COM              713448108     3113    43119 SH       SOLE                    43119        0        0
PFIZER INC                     COM              717081103     2115   101034 SH       SOLE                   101034        0        0
PROASSURANCE CORP              COM              74267C106     1254    23299 SH       SOLE                    23299        0        0
PROCTER & GAMBLE CO            COM              742718109     5853    83519 SH       SOLE                    83519        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100     5589   282958 SH       SOLE                   282958        0        0
SARA LEE CORP                  COM              803111103     1002    71648 SH       SOLE                    71648        0        0
SCHERING PLOUGH CORP           COM              806605101      328    22795 SH       SOLE                    22795        0        0
SOUTHERN CO                    COM              842587107     5267   147893 SH       SOLE                   147893        0        0
SPECTRA ENERGY CORP            COM              847560109     1322    58113 SH       SOLE                    58113        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      878    18000 SH       SOLE                    18000        0        0
SUPERIOR BANCORP               COM              86806M106       66    13400 SH       SOLE                    13400        0        0
TARGET CORP                    COM              87612E106     1188    23444 SH       SOLE                    23444        0        0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208     1249    83988 SH       SOLE                    83988        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      568    16543 SH       SOLE                    16543        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208      729    16543 SH       SOLE                    16543        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2780    38080 SH       SOLE                    38080        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1958    28450 SH       SOLE                    28450        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2213    60713 SH       SOLE                    60713        0        0
WACHOVIA CORP NEW              COM              929903102     3392   125614 SH       SOLE                   125614        0        0
WELLS FARGO & CO NEW           COM              949746101      300    10320 SH       SOLE                    10320        0        0
WYETH                          COM              983024100      449    10762 SH       SOLE                    10762        0        0